Other Acquired Rights - Summary of Rights Acquired (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired before amortization	$ 769,227	$ 769,227	$ 769,227
Less – accumulated amortization	(254,234)	(237,537)	(220,840)
Other rights acquired	514,993	531,690	548,387
Right to operate the charter and general aviation terminal and FBO at San Jose del Cabo airport terminal [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired before amortization	344,443	344,443	344,443
Right to operate commercial space at Tijuana airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired before amortization	15,935	15,935	15,935
Right to operate various space at Puerto Vallarta airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired before amortization	309,616	309,616	309,616
Right to operate commercial space at Guadalajara airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired before amortization	93,560	93,560	93,560
Right to operate various parking lots [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired before amortization	$ 5,673	$ 5,673	$ 5,673